Long-Term Debt and Notes Payable (Details) - Schedule of Summarizes the Company’s Maturities of Debt Instruments - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Twelve Months Ended:
March 31, 2025	$ 13,098,952	$ 7,627,102
March 31, 2027	5,813,434	10,558,077
March 31, 2028	26,566,893	27,965,024
March 31, 2029
Total	$ 45,479,279	$ 46,150,203	$ 26,750,000